Expenses by Nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost of sales
Personnel expenses	R$ (649,741)	R$ (546,090)	R$ (507,311)
Variable cost	(3,197,895)	(2,994,349)	(2,907,344)
Logistics cost	(1,044,899)	(963,379)	(944,119)
Depreciation, depletion and amortization	(1,523,935)	(1,367,856)	(1,373,355)
Other costs	(505,861)	(624,630)	(830,951)
Cost of sales	(6,922,331)	(6,496,304)	(6,563,080)
Selling expenses
Personnel expenses	(145,844)	(106,083)	(111,022)
Services	(78,227)	(45,593)	(39,854)
Logistics cost	(297,129)	(220,944)	(198,973)
Depreciation and amortization	(4,471)	(3,547)	(3,439)
Other expenses	(73,054)	(47,158)	(63,022)
Selling expenses	(598,726)	(423,325)	(416,310)
Administrative expenses
Personnel expenses	(469,661)	(309,019)	(235,153)
Services	(235,544)	(105,522)	(85,911)
Depreciation and amortization	(34,817)	(31,375)	(26,724)
Other expenses	(85,187)	(83,058)	(79,312)
Administrative expenses	(825,209)	(528,974)	(427,100)
Other operating (expenses) income
Result from disposal of other products	8,785	4,765	13,952
Result from disposal of property, plant and equipment and biological assets	4,523	29,005	9,767
Provision for loss and write-off of property, plant and equipment and biological assets	(18,103)	(66,707)	(124,108)
Provision for land losses (impairment)			(192,538)
Amortization of intangible assets	(9,947)	(8,303)	(15,136)
Fair Value of Biological Assets	(129,187)	192,504	(780,666)
Partial write-off of intangible assets		(18,845)	(78,799)
Tax recovery	335	5,613	15,672
Receipt of royalties		2,603
Loss in fixed assets disposal		(24,305)
Judicial agreements		20,231
Land conflict agreement		(11,779)
Trade agreement credits	51,846	10,671
Other operating income (expenses), net	(5,127)	5,057	1,295
Other operating (expenses) income	(96,875)	140,510	(1,150,561)
Total Expenses	(8,443,141)	(7,308,093)	R$ (8,557,050)
Write-offs related to losses and claims with biological assets	10,903	49,338
Write-offs related to losses and claims with property, plant and equipment	R$ 5,507	17,369
Reversal of provision for write-off of biological assets		R$ 2,846